Line of Credit	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Line of Credit

3. Line of Credit

The Company has a revolving credit facility with Wells Fargo for a maximum business line amount of $62,500. Interest is charged at 13.50% annually. As at June 30, 2017, the balance amounted to $59,590 (December 31, 2016 - $59,169). The line of credit is secured personally by a shareholder of the Company.